Employee Benefit Plans and Postretirement Benefits - Assumptions Utilized in Determining the Funded Status and Net Periodic Cost of Defined Benefit Pension Plans and Other Postretirement Benefit Plans (Details)
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension plans
Assumptions used to determine funded status at December 31
Weighted-average discount rate	1.12%	1.88%	2.91%
Weighted-average rate of compensation increase	2.07%	2.99%	3.00%
Assumptions used to determine expense
Weighted-average discount rates - service cost	1.06%	1.97%	1.79%
Weighted-average discount rates - interest cost	1.62%	2.58%	2.20%
Weighted-average rate of compensation increase	2.99%	3.00%	3.01%
Weighted-average long-term rates of return on plan assets	4.02%	4.68%	4.58%
Healthcare plans
Assumptions used to determine funded status at December 31
Weighted-average discount rate	2.12%	2.99%	4.12%
Weighted-average, initial healthcare cost trend rate	4.39%	4.68%	6.17%
Weighted-average, ultimate healthcare cost trend rate	3.95%	4.20%	5.00%
Assumptions used to determine expense
Weighted-average discount rates - service cost	3.15%	4.03%	3.58%
Weighted-average discount rates - interest cost	2.58%	3.53%	3.19%
Weighted-average long-term rates of return on plan assets	5.00%	5.50%	4.50%
Weighted-average, initial healthcare cost trend rate	4.68%	6.17%	6.46%
Weighted-average, ultimate healthcare cost trend rate	4.20%	5.00%	5.00%
Other
Assumptions used to determine funded status at December 31
Weighted-average discount rate	0.47%	0.69%	1.62%
Weighted-average rate of compensation increase	1.85%	1.91%	1.41%
Assumptions used to determine expense
Weighted-average discount rates - service cost	0.81%	1.76%	1.64%
Weighted-average discount rates - interest cost	0.61%	1.50%	1.34%
Weighted-average rate of compensation increase	1.91%	1.41%	1.11%